Related Party Transactions and Arrangements (Fees Paid in Connection with the IPO) (Details) - Realty Capital Securities, LLC [Member] - Maximum [Member] - Gross Proceeds, Common Stock [Member] - Dealer Manager [Member]
Dec. 31, 2015
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	7.00%
Option One [Member]
Related Party Transaction [Line Items]
Gross proceeds from the sale of common stock, before allowances	3.00%